Pension Plans and Other Postretirement Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Statement [Line Items]
Schedule of Net Benefit Costs
The following table presents components of net periodic benefit cost for the Pension Plans and Postretirement Plan included in the accompanying condensed combined statements of operations for the three and nine months ended March 31, 2023 and 2022. Service cost is recognized in direct operating expenses and selling, general and administrative expenses. All other components of net periodic benefit cost are reported in Other income (expense), net.

	Pension Plans		Postretirement Plan
	Three Months Ended March 31,		Three Months Ended March 31,
	2023	2022	2023	2022
Service cost	$30	$25	$8	$9
Interest cost	927	928	11	12
Expected return on plan assets	(1,504)	(1,504)	—	—
Recognized actuarial loss	314	355	9	16

Net periodic (benefit) cost	$(233)	$(196)	$28	$37

	Pension Plans		Postretirement Plan
	Nine Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Service cost	$90	$75	$24	$27
Interest cost	2,781	2,784	33	36
Expected return on plan assets	(4,512)	(4,512)	—	—
Recognized actuarial loss	1,036	1,066	27	48

Net periodic (benefit) cost	$(605)	$(587)	$84	$111

Defined Contribution Plan Disclosures
For the three and nine months ended March 31, 2023 and 2022, expenses related to the Savings Plans and Union Savings Plan included in the accompanying condensed combined statements of operations are as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Savings Plans	$1,367	$1,069	$3,553	$3,005
Union Savings Plan	$371	$24	$409	$45

MSGE SPINCO, INC [Member]
Statement [Line Items]
Summary of pension plans and postretirement plan
The following table summarizes the projected benefit obligations, assets, funded status and the amounts recorded on the Company’s combined balance sheets as of June 30, 2022 and 2021, associated with the Pension Plans and Postretirement Plan based upon actuarial valuations as of those measurement dates.

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2022	2021	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of period	$171,897	$174,892	$3,218	$3,658
Service cost	120	96	32	47
Interest cost	3,708	3,385	42	45
Actuarial loss (gain) (a)	(33,344)	1,981	(501)	(76)
Benefits paid	(6,465)	(4,410)	(328)	(390)
Curtailments	—	(91)	—	—
Plan settlements paid	—	(3,777)	—	—
Other	—	(179)	—	(66)

Benefit obligation at end of period	135,916	171,897	2,463	3,218

Change in plan assets:
Fair value of plan assets at beginning of period	145,651	151,756	—	—
Actual return on plan assets	(30,667)	1,969	—	—
Employer contributions	400	60	—	—
Benefits paid	(6,406)	(4,409)	—	—
Plan settlements paid	—	(3,725)	—	—

Fair value of plan assets at end of period	108,978	145,651	—	—

Funded status at end of period	$(26,938)	$(26,246)	$(2,463)	$(3,218)

(a)
In Fiscal Year 2022, the actuarial gains on the benefit obligations were primarily due to a net increase in discount and interest crediting rates. In Fiscal Year 2021, the actuarial losses on the benefit obligations were primarily due to a net decrease in discount and interest crediting rates.

Summary of combined balance sheets
Amounts recognized in the combined balance sheets as of June 30, 2022 and 2021 consist of:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2022	2021	2022	2021
Current liabilities (included in accrued employee related costs)	$(264)	$(259)	$(364)	$(369)
Non-current liabilities (included in defined benefit and other postretirement obligations)	(26,674)	(25,987)	(2,099)	(2,849)

	$(26,938)	$(26,246)	$(2,463)	$(3,218)

Summary of net periodic benefit cost
Accumulated other comprehensive loss, before income tax, as of June 30, 2022 and 2021 consists of the following amounts that have not yet been recognized in net periodic benefit cost:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2022	2021	2022	2021
Actuarial gain (loss)	$(41,910)	$(39,957)	$(251)	$(786)

Summary of net periodic benefit cost for the pension plans and postretirement plan
The following table presents components of net periodic benefit cost for the Pension Plans and Postretirement Plan included in the accompanying combined statements of operations for Fiscal Years 2022, 2021 and 2020. Service cost is recognized in direct operating expenses and selling, general and administrative expenses. All other components of net periodic benefit cost are reported in Other income (expense), net.

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2022	2021	2020	2022	2021	2020
Service cost	$120	$96	$95	$32	$47	$56
Interest cost	3,708	3,385	5,261	42	45	108
Expected return on plan assets	(6,016)	(5,232)	(5,319)	—	—	—
Recognized actuarial loss	1,386	1,093	1,336	34	98	6
Settlement loss recognized (a)	—	870	67	—	—	—

Net periodic benefit cost	$(802)	$212	$1,440	$108	$190	$170
Contributory charge to Madison Square Garden Sports Corp. for participation in the Shared Plans and all allocation of costs related to the corporate employees	—	—	(173)	—	—	(26)

Net periodic benefit cost reported in the combined statements of operations	$(802)	$212	$1,267	$108	$190	$144

(a)
For Fiscal Years 2022, 2021 and 2020,
lump-sum
payments totaling $
0
, $
52
and $
551
, respectively, were distributed to vested participants of the non-qualified
excess cash balance plan, triggering the recognition of settlement losses in accordance with ASC Topic 715. Due to these pension settlements, the Company was required to remeasure its pension plan liability as of June 30, 2021 and 2020 and for Fiscal Years 2021 and 2020, respectively. The discount rates used for the projected benefit obligation and interest cost were
1.96
% and
1.30
% as of June 30, 2022, respectively,
1.77
% and
1.24
% as of June 30, 2021, respectively, and
2.95
% and
2.83
% as of June 30, 2020, respectively. Additionally, settlement charges of $
0
, $
870
and $
67
were recognized in Other income (expense), net for Fiscal Years 2022, 2021 and 2020, respectively.

Summary of other pre-tax changes in plan assets and benefit obligations
Other
pre-tax
changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for Fiscal Years 2022, 2021 and 2020 are as follows:

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2022	2021	2020	2022	2021	2020
Actuarial gain (loss), net	$(3,306)	$(5,244)	$232	$501	$76	$(277)
Recognized actuarial loss	1,386	1,093	1,336	34	98	6
Recognized prior service credit	—	—	—	—	—	—
Curtailments	—	91	—	—	65	—
Settlement loss recognized	—	870	67	—	—	—

Total recognized in other comprehensive income (loss)	$(1,920)	$(3,190)	$1,635	$535	$239	$(271)

Summary of Benefit Obligations
Pension Plans and Postretirement Plan Assumptions
Weighted-average assumptions used to determine benefit obligations (made at the end of the period) as of June 30, 2022 and 2021 are as follows:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2022	2021	2022	2021
Discount rate	4.86%	2.87%	4.62%	2.17%
Interest crediting rate	2.76%	2.32%	n/a	n/a
Healthcare cost trend rate assumed for next year	n/a	n/a	6.00%	6.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2027	2027
Weighted-average assumptions used to determine net periodic benefit cost (made at the beginning of the period) for Fiscal Years 2022, 2021 and 2020 are as follows:

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2022	2021	2020	2022	2021	2020
Discount rate—projected benefit obligation	2.87%	2.84%	3.58%	2.17%	2.09%	3.18%
Discount rate—service cost	3.11%	3.20%	3.78%	2.65%	2.15%	3.45%
Discount rate—interest cost	1.92%	1.92%	3.21%	1.51%	1.23%	2.84%
Expected long-term return on plan assets	4.94%	4.02%	5.28%	n/a	n/a	n/a
Interest crediting rate	2.32%	1.37%	3.28%	n/a	n/a	n/a
Healthcare cost trend rate assumed for next year	n/a	n/a	n/a	6.25%	6.50%	6.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2027	2027	2027

Summary of Weighted-Average Asset Allocation of the Pension Plans
The weighted-average asset allocation of the Pension Plans’ assets at June 30, 2022 and 2021 was as follows:

	June 30,
	2022	2021
Asset Classes (a) :
Fixed income securities	78%	98%
Equity securities	14%	—%
Cash equivalents	8%	2%

	100%	100%

(a)	The Company’s target allocation for pension plan assets is 85 % fixed income securities and 15 % equity as of June 30, 2022.

Summary of Investments at Estimated Fair Value
The cumulative fair values of the individual plan assets at June 30, 2022 and 2021 by asset class are as follows:

	Fair Value Hierarchy	June 30,
		2022	2021
Fixed income securities:
U.S. Treasury securities (a)	I	$672	$—
Money market fund (a)	I	8,311	2,753
U.S. corporate bonds (b)	II	—	100,229
Foreign issues (c)	II	—	20,119
Municipal bonds (c)	II	—	3,881
Mutual fund — equity (d)	II	15,661	—
Common collective trust (d)	II	84,334	18,669

Total investments measured at fair value		$108,978	$145,651

(a)
U.S. Treasury Securities and the money market fund are classified within Level I of the fair value hierarchy as they are valued using observable inputs that reflect quoted prices for identical assets in active markets.

(b)
U.S. corporate bonds are classified within Level II of the fair value hierarchy as they are valued using quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and evaluations based on various market and industry inputs.

(c)
Foreign issued corporate bonds and municipal bonds are classified within Level II of the fair value hierarchy as they are valued at a price that is based on a compilation of primarily observable market information or a broker quote in a non-active
over-the-counter
market.

(d)
The common collective trust (CCT) and the mutual fund, which are non-exchange
traded funds, are classified within Level II of the fair value hierarchy at their net asset value (NAV) as reported by the Trustee and investment manager, respectively. The NAV is based on the fair value of the underlying investments held by the fund which are based on quoted market prices less their liabilities. Both the CCT and the mutual fund publish their daily NAV and use such value as the basis for current transactions.

Summary of Estimated Future Benefit Payments
The following table presents estimated future fiscal year benefit payments for the Pension Plans and Postretirement Plan:

	Pension Plans	Postretirement Plan
Fiscal year ending June 30, 2023	$11,291	$370
Fiscal year ending June 30, 2024	$8,323	$320
Fiscal year ending June 30, 2025	$8,030	$304
Fiscal year ending June 30, 2026	$8,638	$280
Fiscal year ending June 30, 2027	$8,802	$228
Fiscal years ending June 30, 2028 — 2032	$44,197	$950

Summary of Benefit Payments for the Pension Plans and Postretirement Plan
T
he following t
able outlines the Company’s participation in multiemployer defined benefit pension plans for Fiscal Years 2022, 2021 and 2020, and summarizes the contributions that the Company has made during each period. The “EIN” and “Pension Plan Number” columns provide the Employer Identification Number and the three-digit plan number for each applicable plan. The most recent Pension Protection Act zone status available as of June 30, 2022 and 2021 relates to the plan’s two most recent years ended which are indicated. Among other factors, plans in the red zone are generally less than
65
% funded, plans in the orange zone are both less than
80
% funded and have an accumulated funding deficiency or are expected to have a deficiency in any of the next six plan years, plans in the yellow zone are less than
80
% funded, and plans in the green zone are at least
80
% funded. The “FIP/RP Status Pending/Implemented” column indicates whether a funding improvement plan (“FIP”) for yellow/orange zone plans or a rehabilitation plan (“RP”) for red zone plans is either pending or has been implemented by the trustees of such plan. The zone status and any FIP or RP information is based on information that the Company received from the plan, and the zone status is as certified by the plan’s actuary.

The last column lists the expiration date(s) or a range of expiration dates of the CBA to which the plans are subject. There are no other significant changes that affect such comparability.

			PPA Zone Status		FIP/RP Status Pending / Implemented	Company Contributions
			As of June 30,			Years Ended June 30,
Plan Name	EIN	Pension Plan Number	2022	2021		2022	2021	2020	Surcharge Imposed	Expiration Date of CBA
Pension Fund of Local No. 1 of I.A.T.S.E.	136414973	001	Green as of 2021-12-31	Green as of 2020-12-31	No	$1,999	$194	$1,831	No	6/30/2021 - 5/1/2023
All Other Multiemployer Defined Benefit Pension Plans						1,907	584	3,137

						$3,906	$778	$4,968

The Company was listed in the following plans’ Form 5500’s as providing more than 5% of the total contributions for the following plans and plan years:

Fund Name	Exceeded 5 Percent of Total Contributions	Year Contributions to Plan Exceeded 5 Percent of Total Contributions (As of Plan’s Year-End)
Pension Fund of Local No. 1 of I.A.T.S.E	True	December 31, 2020, 2019 and 2018
32BJ/Broadway League Pension Fund	True	December 31, 2020, 2019 and 2018
Treasurers and Ticket Sellers Local 751 Pension Fund	True	August 31, 2021, 2020 and 2019